Restructuring - Canadian Restructuring Plan Reserves Roll Forward (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 27, 2021	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Severance and related expense
Restructuring Charges		$ 4,830	$ 9,667	$ 8,261
Canadian Restructuring Plan
Severance and related expense
Beginning balance	$ 309	1,121
Restructuring Charges	30	707
Cash Paid	(170)	(1,519)
Ending balance	$ 169	$ 309	$ 1,121